Note 6 - Common Stock (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, January 1, 2024	824,416	$11.10
Issued	4,956,539	2.82
Exercised	-	-
Expired	-	-
Canceled	-	-
Outstanding, December 31, 2024	5,780,955	$4.00	4.8	$-

Exercisable, December 31, 2024	5,780,955	$4.00	4.8	$-
Warrants Outstanding		Warrants Exercisable
Exercise Price	Outstanding Number of Warrants	Weighted Average Remaining Life in Years	Exercisable Number of Warrants

$2.50	2,071,293	5.0	2,071,293
$3.05	2,885,246	5.3	2,885,246
$7.80	177,490	3.9	177,490
$12.00	646,926	3.8	646,926
	5,780,955	4.8	5,780,955

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	For the Years Ended
	December 31,
	2024	2023
Risk-free interest rate	4.21%	3.55% - 4.15%
Contractual term (years)	5.50	5.50
Expected volatility	57.99%	52.21%
Expected dividends	—%	—%